FORM 5500, SCHEDULE G, PART III - SCHEDULE OF NONEXEMPT TRANSACTIONS (Details) - Investment, Identifier [Axis]: Morningstar | Service provider | Plan assets were inadvertently used to make an overpayment to a third-party provider. - EBP 002
12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
Cost of Asset	$ 4,700
Current Value of Asset	5,011
Net Gain on Each Transaction	$ 311